SCHEDULE OF DEFERRED SALES COMMISSION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Deferred sales commission, beginning balance	$ 425,823	$ 462,058
Deferred commission capitalized	546,862	511,247
Deferred commission amortization	(450,366)	(549,088)
Translation difference	(2,999)	1,606
Deferred sales commission, ending balance	519,320	425,823
Current	327,085	285,778
Non-current	$ 192,235	$ 140,045